Schedule II - Consolidated Valuation Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts - Accounts receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	$ 10,439	$ 11,627	$ 10,481
Reserves Obtained in Acquisitions			374
Additions- Charged (Credited) to Cost and Expenses	2,248	1,483	2,762
Deductions- Amounts Charged-Off	(2,878)	(2,671)	(1,990)
Balance End of Year	9,809	10,439	11,627
Allowance for deferred income tax asset valuation [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Year	112,626	114,686	119,684
Reserves Obtained in Acquisitions			560
Additions- Charged (Credited) to Cost and Expenses	984		70
Deductions- Amounts Charged-Off	(3,933)	(2,060)	(5,628)
Balance End of Year	$ 109,677	$ 112,626	$ 114,686